Trade and Other Payables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Trade and other payables [abstract]
Trade payables	¥ 295,934	¥ 232,105
Other payables	220,364	111,733
Total	¥ 516,297	¥ 343,838